GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:
	DECEMBER 31,
	2012	2011

Balance as of January 1	$1,572	$2,511
Changes during year:
Impairment	-	(939)
Balance as of December 31(*)	$1,572	$1,572

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2012	2011
Original amount
Core technology	3-6 years	$1,507	$1,507
In Process Research & Development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated Amortization		2,661	1,947
Identifiable intangible assets, Net		$452	$1,166

The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$277
2014	86
2015 and thereafter	89
$452

C.	Goodwill and Other Intangible Assets impairment testing

The company performs annual impairment tests in the fourth quarter. For impairment testing the company identified two separate reporting units: ClickSoftware and Service Tycoon (ST) (acquired from AST Technologies in 2009). For ClickSoftware the fair value was significantly higher than the carrying amount. For ST the goodwill was determined to be impaired and was written off in 2011. In both reporting units no events or changes in circumstances indicating intangible assets impairment were detected during 2012.